Document and Entity Information Document	11 Months Ended
Dec. 31, 2019 shares
Document And Entity Information [Abstract]
Document type	20-F
Document period end date	Dec. 31, 2019
Amendment flag	false
Registrant name	Summit Therapeutics plc
Central index key	0001599298
Current reporting status	Yes
Current fiscal year end date	--12-31
Filer category	Non-accelerated Filer
Entity well known seasoned issuer	No
Entity shell company	false
Entity emerging growth company	true
Entity ex transition period	true
Entity voluntary filers	No
Transition report	true
Document annual report	false
Document shell company report	false
Entity interactive data current	Yes
Document fiscal year focus	2019
Document fiscal period focus	FY
Entity common stock shares outstanding (in shares)	335,890,281